        John H. Lively

                                                                                              The Law Offices of John H. Lively & Associates, Inc.

                                                                                              A member firm of The 1940 Act Law Group

                                                                                              11300 Tomahawk Creek Parkway, Suite 310

        Leawood, KS  66211

        Phone: 913.660.0778   Fax: 913.660.9157

        john.lively@1940actlawgroup.com

January 28, 2014

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 2054

RE:  The Registration Statement filed on Form N-1A under the Investment Company Act of 1940, as amended (the “1940 Act”) and Securities Act of 1933, as amended (the “Securities Act”) of Cottonwood Mutual Funds (the “Trust”)(File Nos. 333-176541 and 811-22602)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find a post-effective amendment to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “1933 Act”), and an amendment to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, the “Amendment”) pertaining to the Clifford Capital Partners Fund (the “Fund”).  The Amendment is being filed pursuant to Rule 485(a) to correct a technical error when establishing this Fund in October 2013 whereby the Trust’s EDGAR service provider did not create a share class identifier for each class of shares of the Fund.1  A share class identifier was created only for the Fund’s Investor Class shares.  This Amendment is being filed so that a share class identifier may be created also for the Fund’s Institutional Class Shares.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

/s/  John H. Lively

On behalf of The Law Offices of John H. Lively & Associates, Inc.

1

Note that this Fund became effective on January 17, 2014.